UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Address of principal executive offices)

 (Zip code)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies to:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: 800-320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

PLANTRONICS INC.

Ticker Symbol:PLT	Cusip Number: 727493108
Record Date: 5/24/2004	Meeting Date: 7/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE THE AMENDMENT AND RESTATEMENT OF THE 2003 STOCK PLAN, WHICH INCLUDES AN INCREASE OF ONE MILLION SHARES OF COMMON STOCK ISSUABLE THEREUNDER.	FOR	ISSUER	FOR	WITH
3	APPROVE THE AMENDMENT TO THE 2003 STOCK PLAN TO ALLOW A PORTION OF THE SHARES RESERVE TO BE USED FOR AWARDS OF RESTRICTED STOCK, RESTRICTED STOCK UNITS AND CAPPED STOCK APPRECIATION RIGHTS.	FOR	ISSUER	FOR	WITH
4	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR FISCAL 2005	FOR	ISSUER	FOR	WITH

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number: 775711104
Record Date: 3/17/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-R. RANDALL ROLLINS, 2-JAMES B. WILLIAMS	FOR	ISSUER	FOR	WITH

STARTEK, INC.

Ticker Symbol:SRT	Cusip Number: 85569C107
Record Date: 5/6/2005	Meeting Date: 6/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: A.W. STEPHENSON, JR., ED ZSCHAU, KAY NORTON, ALBERT C. YATES AND STEVE BUTLER	FOR	ISSUER	FOR	WITH
2	AMENDMENT OF THE STOCK OPTION PLAN TO INCREASE THE MAXIMUM NUMBER OF SHARES AVALABLE FOR AWARD UNDER THE PLAN FROM 1,835,000 TO 1,985,000.	AGAINST	ISSUER	FOR	AGAINST
3	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE COMPANY.	FOR	ISSUER	FOR	WITH

WORLD ACCEPTANCE CORP.

Ticker Symbol:WRLD	Cusip Number: 981419104
Record Date: 6/18/2004	Meeting Date: 8/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR ELECTION OF THE FOLLOWING NOMINEES; CHARLES D. WALTERS, DOUGLAS R. JONES, A. ALEXANDER MCLEAN III, JAMES R. GILREATH, WILLIAM S. HUMMERS III, CHALRES D. WAY AND KEN R. BRAMLETT, JR.	FOR	ISSUER	FOR	WITH
2	RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY''S INDEPENDENT PUBLIC ACCOUNTANTS	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

Conestoga Capital Advisors (CCA), the Fund's investment advisor and proxy voting agent did not receive proxy cards from the Fund's custodian after CCA moved its offices on July 1, 2004. Since most shareholder votes occur in the first half of the calendar year we did not recognize that we had a problem until April of 2005. After we called this problem to the attention of the custodian they remedied the problem and beginning in mid-April 2005 they again began sending proxy cards to CCA to vote. The only proxies covered by this report since the resumption of receipt of proxies were for Startek Inc., and Rollins Inc. which are reflected in our submission.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 31, 2005

*Print the name and title of each signing officer under his or her signature.